Unaudited Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Treasury stock shares (in Shares)	8,548,547	8,548,547
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	4,800,000,000,000	24,000,000,000
Ordinary shares, shares issued (in Shares)	126,949,540,440	9,486,076,439
Ordinary shares, shares outstanding (in Shares)	104,636,988,040	8,253,410,439
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	1,800,000,000	1,800,000,000
Ordinary shares, shares issued (in Shares)	55,260,580	55,260,580
Ordinary shares, shares outstanding (in Shares)	55,260,580	55,260,580